Investment Objectives and Goals	Dec. 29, 2025
Performance Trust Total Return Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Performance Trust Total Return Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the Performance Trust Total Return Bond Fund (the “Total Return Bond Fund” or the “Fund”) is to purchase undervalued fixed-income assets and achieve investment returns through interest income and potential capital appreciation.

Performance Trust Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Performance Trust Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund” or the “Fund”) is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital.

Performance Trust Multisector Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Performance Trust Multisector Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the Performance Trust Multisector Bond Fund (the “Multisector Bond Fund” or the “Fund”) is to achieve long-term investment returns primarily by investing in a portfolio of income producing securities that may have the potential for capital appreciation.